Derivative instruments (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Amount received for settlement of the derivative instruments matured	$ 904